SHARE CAPITAL (Details) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended	12 Months Ended		12 Months Ended				6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2013 Director	Dec. 31, 2012 Director	Dec. 31, 2011	Dec. 31, 2012 2008 Share Repurchase Program [Member]	Dec. 31, 2008 2008 Share Repurchase Program [Member]	Dec. 31, 2011 Minimum [Member]	Jul. 02, 2012 Maximum [Member]	Jun. 30, 2013 Original Shareholders [Member]	Dec. 31, 2012 Original Shareholders [Member]	Jun. 30, 2013 Original Shareholders [Member] One Vote [Member] Vote	Dec. 31, 2012 Original Shareholders [Member] One Vote [Member] Vote	Jun. 30, 2013 Original Shareholders [Member] Seven Votes [Member] Vote	Dec. 31, 2012 Original Shareholders [Member] Seven Votes [Member] Vote	Dec. 31, 2012 Inversiones Los Avellanos S.A. [Member]	Jun. 30, 2013 Sparrow Company [Member]	Dec. 31, 2012 Sparrow Company [Member]	Jun. 30, 2013 Sparrow CI Sub Ltd [Member]	Dec. 31, 2012 Sparrow CI Sub Ltd [Member]	Jun. 30, 2013 Hazels (Bahamas) Investments Inc. [Member]	Dec. 31, 2012 Hazels (Bahamas) Investments Inc. [Member]
Shareholders [Line Items]
Common stock, shares authorized (in shares)	250,000,000	250,000,000	250,000,000			100,000,000	250,000,000
Number of votes per share										1	1	7	7
Stock issued (in shares)								7,864,085	7,864,085	150,719	150,719	7,716,366	7,713,366	4,735,517	93,940,000	93,940,000	16,060,000	16,060,000	3,128,568	3,128,568
Shares outstanding (in shares)	140,419,487	140,419,487	30,011,628											7,713,366
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Ownership percentage by noncontrolling owners (in hundredths)	87.90%	87.90%												3.40%	66.90%	66.90%	11.40%	11.40%	2.20%	2.20%
Period considered for moving average price of common stock	180 days	180 days
Number of directors required for approval	6	6
Equity, Class of Treasury Stock [Line Items]
Shares authorized amount					$ 50,000
Common shares repurchased (in shares)				3,923,094
Cost of common shares repurchased				$ 19,488